Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	¥ 42,914	$ 6,222	¥ 39,166
Contract Assets, Net Of Allowances	35,770	5,186	14,478	$ 2,099	¥ 3,497	¥ 0
Variable Interest Entity, Primary Beneficiary [Member]
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	45,647	6,618	38,922
Contract Assets, Net Of Allowances	¥ 35,770	$ 5,186	¥ 14,478